CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net (loss) income	$ 10,147,465	$ (23,660,913)	$ (30,706,599)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	1,153,606	899,018	555,762
Provision for allowance of doubtful accounts	11,422	1,295,149
Share-based compensation	2,359,471	876,560	727,213
Loss on disposal of property, plant and equipment	801	2,160
Changes in assets and liabilities:
Accounts receivable	(12,578,516)	(9,622,450)	(1,807,077)
Prepaid expenses and other current assets	222,083	(1,137,368)	(992,593)
Other non-current assets	(32,353)	(332,826)	88,024
Accounts payable	19,354,959	1,611,991	1,769,190
Accrued salary and benefits	1,302,591	1,074,075	659,554
Accrued expenses and other current liabilities	430,326	897,784	1,071,541
Deferred revenue	(158,401)	47,668	199,533
Other non-current liabilities	892,551
Net cash (used in) provided by operating activities	23,106,005	(28,049,152)	(28,435,452)
Cash flows from investing activities:
Purchases of property, plant and equipment	(3,533,121)	(1,489,567)	(758,735)
Advances to related parties		(293,285)	(74,734)
Repayment of advances to related parties	378,111	24,440	2,076
Purchases of long-term investment	(500,032)
Net cash used in investing activities	(3,655,042)	(1,758,412)	(831,393)
Cash flows from financing activities:
Proceeds from bank borrowings		1,869,493	5,986,206
Repayment of bank borrowings	(3,261,936)	(4,016,257)	(679,246)
Proceeds from issuance of preferred shares		20,000,000	46,000,000
Repurchase of ordinary shares		(1,451,616)
Repurchase of preferred shares		(2,000,000)
Proceeds from initial public offering, net of issuance costs paid of US$2,615,726	45,930,274
Payment of share repurchase	(2,499,167)
Net cash provided by financing activities	40,169,171	14,401,620	51,306,960
Net (decrease) increase in cash, cash equivalents, and restricted cash	59,620,134	(15,405,944)	22,040,115
Cash, cash equivalents, and restricted cash at beginning of year	27,026,240	41,344,623	19,845,488
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(1,786,459)	1,087,561	(540,980)
Cash, cash equivalents, and restricted cash at end of year	84,859,915	27,026,240	41,344,623
Supplemental disclosure of cash flow information:
Income taxes paid	220	800
Interest paid	92,041	172,563	104,859
Supplemental disclosure of noncash investing and financing activities:
Deferred issuance costs not yet paid	809,952
Reconciliation in amounts on consolidated balance sheets:
Total cash, cash equivalents, and restricted cash	$ 27,026,240	$ 41,344,623	$ 19,845,488